Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Details) (10-K)	12 Months Ended
Dec. 31, 2017
Research Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Research Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	33 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years